Leases - Schedule of Costs Associated with Operating Lease Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	$ 353	$ 344
Short-term lease expense	18	25
Variable lease expense	27	26
Total lease expense	$ 398	$ 395